FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357
                                  -----------

                FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                    COUNTRY        SHARES               VALUE
                                                                --------------   ----------          -----------
       PREFERRED STOCKS (COST $237,850) 0.1%
       DIVERSIFIED FINANCIALS 0.1 %
   (a) GMAC Inc., 7.00%, pfd., 144A                              United States          670          $    441,655
                                                                                                     ------------

                                                                                  PRINCIPAL
                                                                                  AMOUNT(b)
                                                                                 ----------
       CORPORATE BONDS 57.8%
       AUTOMOBILES & COMPONENTS 1.6%
   (a) American Axle & Manufacturing Holdings Inc.,
       senior secured note, 144A, 9.25%, 1/15/17                 United States      400,000               408,000
       Ford Motor Credit Co. LLC, senior note,
          7.50%, 8/01/12                                         United States    2,000,000             2,018,078
          9.875%, 8/10/11                                        United States    2,000,000             2,100,000
   (a) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17    United States    1,000,000               975,000
                                                                                                     ------------
                                                                                                        5,501,078
                                                                                                     ------------
       CAPITAL GOODS 2.2%
   (a) Allison Transmission Inc., senior note, 144A,
          11.00%, 11/01/15                                       United States    1,000,000             1,055,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14       United States    2,000,000             2,040,000
       Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15        United States      600,000               498,750
       RBS Global & Rexnord Corp., senior note, 9.50%,
          8/01/14                                                United States    2,000,000             2,015,000
       RSC Equipment Rental Inc., senior note, 9.50%,12/01/14    United States    2,000,000             2,012,500
                                                                                                     ------------
                                                                                                        7,621,250
                                                                                                     ------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.5%
   (c) ARAMARK Corp., senior note, FRN, 8.856%, 2/01/15          United States    2,500,000             2,300,000
   (a) Casella Waste Systems Inc., senior secured note,
          144A, 11.00%, 7/15/14                                  United States      900,000               978,750
       Clean Harbors Inc., senior secured note, 7.625%,
          8/15/16                                                United States      500,000               509,375
(a, d) JohnsonDiversey Holdings Inc., senior note, 144A,
          PIK, 10.50%, 5/15/20                                   United States    1,300,000             1,313,000
                                                                                                     ------------
                                                                                                        5,101,125
                                                                                                     ------------
       CONSUMER DURABLES & Apparel 1.7%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17            United States    2,500,000             2,506,250
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12      United States    2,500,000             2,525,000
       KB Home, senior note, 6.375%, 8/15/11                     United States      209,000               210,045
   (a) Norcraft Cos. LP, senior secured note, 144A, 10.50%,
          12/15/15                                               United States      700,000               721,000
                                                                                                     ------------
                                                                                                        5,962,295
                                                                                                     ------------
       CONSUMER SERVICES 4.8%
   (a) Harrah's Operating Co. Inc., senior secured note,
          144A, 11.25%, 6/01/17                                  United States      500,000               525,625
   (a) Harrah's Operating Escrow, senior secured note,
          144A, 11.25%, 6/01/17                                  United States    2,500,000             2,628,125
       Host Hotels & Resorts LP, senior note, K, 7.125%,
          11/01/13                                               United States    1,500,000             1,531,875
       MGM MIRAGE, senior note,
          6.75%,4/01/13                                          United States    3,000,000             2,610,000
          6.625%,7/15/15                                         United States      500,000               391,250
   (a) Norwegian Cruise Line Ltd., senior secured note,
          144A, 11.75%, 11/15/16                                 United States    2,000,000             1,970,000
   (a) Pinnacle Entertainment Inc., senior note, 144A,
          8.625%, 8/01/17                                        United States    2,000,000             2,050,000
       Royal Caribbean Cruises Ltd., senior note, 7.25%,
          6/15/16                                                United States    1,500,000             1,456,875
       Starwood Hotels & Resorts Worldwide Inc., senior
          note, 6.75%, 5/15/18                                   United States    2,500,000             2,518,750
   (e) Station Casinos Inc., senior note, 7.75%, 8/15/16         United States      200,000                32,250
   (a) Universal City Development,
          senior note, 144A, 8.875%, 11/15/15                    United States    1,100,000             1,082,125
          senior sub. note, 144A, 10.875%, 11/15/16              United States      200,000               201,500
                                                                                                     ------------
                                                                                                       16,998,375
                                                                                                     ------------
       DIVERSIFIED FINANCIALS 1.7%
   (a) GMAC LLC, senior note, 144A,
          7.25%, 3/02/11                                         United States    1,266,000             1,266,000
          6.875%, 8/28/12                                        United States    1,899,000             1,880,010


       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Templeton Limited Duration Income Trust

       JPMorgan Chase & Co., sub. note,
       5.75%,1/02/13                                             United States    2,000,000          $  2,134,442
   (e) Lehman Brothers Holdings Inc., senior note, 6.20%,
          9/26/14                                                United States    3,000,000               600,000
                                                                                                     ------------
                                                                                                        5,880,452
                                                                                                     ------------
       ENERGY 9.5%
   (a) Antero Resources Finance, senior note, 144A,
          9.375%, 12/01/17                                       United States      900,000               922,500
   (a) Arch Coal Inc. , senior note, 144A, 8.75%, 8/01/16        United States      400,000               425,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14         United States    1,300,000             1,420,250
       Chesapeake Energy Corp., senior note, 7.50%, 6/15/14      United States    4,000,000             4,100,000
       Compagnie Generale de Geophysique-Veritas, senior
          note, 7.50%, 5/15/15                                      France        2,500,000             2,493,750
       Concho Resources Inc., senior note, 8.625%, 10/01/17      United States      700,000               738,500
       EI Paso Corp., senior note, 12.00%, 12/12/13              United States    2,000,000             2,355,000
   (a) Expro Finance Luxembourg, senior secured note,
          144A, 8.50%, 12/15/16                                 United Kingdom    1,500,000             1,476,300
   (a) General Maritime Corp., senior note, 144A, 12.00%,
          11/15/17                                               United States      700,000               732,375
   (a) Holly Corp., senior note, 144A, 9.875%, 6/15/17           United States      600,000               634,500
       Mariner Energy Inc., senior note, 7.50%, 4/15/13          United States    2,000,000             2,000,000
       MarkWest Energy Partners LP, senior note, B,
          6.875%, 11/01/14                                       United States      700,000               665,000
   (a) OPTI Canada Inc., senior secured note, 144A,
          9.00%, 12/15/12                                           Canada          600,000               616,500
       Peabody Energy Corp., senior note, B, 6.875%,
          3/15/13                                                United States    2,000,000             2,032,500
       Petrohawk Energy Corp., senior note, 10.50%, 8/01/14      United States    2,000,000             2,195,000
   (a) Petroplus Finance Ltd., senior note, 144A, 6.75%,
          5/01/14                                                 Switzerland     2,000,000             1,875,361
       Plains Exploration & Production Co., senior note,
          10.00%, 3/01/16                                        United States    2,000,000             2,200,000
       Quicksilver Resources Inc., senior note, 9.125%,
          8/15/19                                                United States    2,000,000             2,090,000
   (a) SandRidge Energy Inc., senior note, 144A, 8.00%,
          6/01/18                                                United States    2,500,000             2,468,750
       Tesoro Corp., senior note, 6.625%, 11/01/15               United States    2,000,000             1,910,000
                                                                                                     ------------
                                                                                                       33,351,286
                                                                                                     ------------
       FOOD & STAPLES RETAILING 1.2%
       Duane Reade Inc., senior secured note, 11.75%,
          8/01/15                                                United States      800,000               872,000
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16       United States    1,500,000             1,635,000
       SUPERVALU Inc., senior note, 8.00%, 5/01/16               United States    1,500,000             1,530,000
                                                                                                     ------------
                                                                                                        4,037,000
                                                                                                     ------------
       FOOD, BEVERAGE & TOBACCO 1.9%
   (a) Alliance One International Inc., senior note,
          144A, 10.00%, 7/15/16                                  United States      300,000               316,500
   (a) CEDC Finance Corp. International Inc., senior
          secured note, 144A, 9.125%,12/01/16                    United States    1,000,000             1,035,000
   (a) Cott Beverages Inc., senior note, 144A, 8.375%,
          11/15/17                                               United States      900,000               931,500
   (a) Dole Food Co. Inc., senior note, 144A,
          13.875%,3/15/14                                        United States    1,029,000             1,242,517
   (a) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14          United States    2,000,000             2,295,000
   (a) Pinnacle Foods Finance LLC, senior note, 144A,
          9.25%, 4/01/15                                         United States    1,000,000             1,020,000
                                                                                                     ------------
                                                                                                        6,840,517
                                                                                                     ------------
       HEALTH CARE EQUIPMENT & SERVICES 5.5%
       Coventry Health Care Inc., senior note, 5.875%,
          1/15/12                                                United States    2,000,000             2,029,598
       DaVita Inc.,
          senior note, 6.625%, 3/15/13                           United States      900,000               906,750
          senior sub. note, 7.25%, 3/15/15                       United States    1,000,000             1,007,500
       FMC Finance III SA, senior note, 6.875%, 7/15/17             Germany       2,000,000             1,995,000
   (a) Fresenius US Finance II, senior note, 144A, 9.00%,
          7/15/15                                                   Germany       1,000,000             1,105,000
       HCA Inc., senior secured note, 9.125%, 11/15/14           United States    3,000,000             3,172,500
   (a) Tenet Healthcare Corp., senior note, 144A,
          9.00%, 5/01/15                                         United States    1,250,000             1,356,250
          10.00%, 5/01/18                                        United States    1,250,000             1,406,250
   (d) United Surgical Partners International Inc.,
          senior sub. note, PIK,
          9.25%, 5/01/17                                         United States    2,000,000             2,050,000
(c, d) US Oncology Holdings Inc., senior note, PIK,
          FRN, 6.428%, 3/15/12                                   United States    2,323,000             2,183,620
       Vanguard Health Holding Co. II LLC, senior sub.
          note, 9.00%, 10/01/14                                  United States    2,000,000             2,082,500
                                                                                                     ------------
                                                                                                       19,294,968
                                                                                                     ------------
       MATERIALS 5.6%
       Ball Corp., senior note, 7.125%, 9/01/16                  United States      500,000               515,000
   (a) Clearwater Paper Corp., senior note, 144A,
          10.625%, 6/15/16                                       United States    1,800,000             2,018,250

Franklin Templeton Limited Duration Income Trust

   (c) Freeport-McMoRan Copper & Gold Inc., senior note,
          FRN,   8.564%, 4/01/15                                 United States    1,000,000          $    995,630
       Huntsman International LLC, senior sub. note,
          7.875%,11/15/14                                        United States    2,000,000             1,965,000
   (a) Ineos Group Holdings PLC, senior secured note,
          144A, 8.50%, 2/15/16                                  United Kingdom    1,500,000             1,016,250
   (a) MacDermid Inc., senior sub. note, 144A, 9.50%,
          4/15/17                                                United States    2,000,000             2,010,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13             United States    2,000,000             2,070,000
   (a) NewPage Corp., senior secured note, 144A, 11.375%,
          12/31/14                                               United States    1,400,000             1,421,000
       Novelis Inc., senior note, 7.25%, 2/15/15                    Canada          400,000               383,000
       Owens-Brockway Glass Container Inc., senior note,
          7.375%, 5/15/16                                        United States      700,000               726,250
       Solo Cup Co.,
   (a)    senior secured note, 144A, 10.50%, 11/01/13            United States      500,000               531,250
          senior sub. note, 8.50%, 2/15/14                       United States    1,500,000             1,473,750
       Solutia Inc., senior note, 8.75%, 11/01/17                United States      500,000               523,750
       Teck Resources Ltd., senior note, 9.75%, 5/15/14             Canada        2,300,000             2,665,125
       Weyerhaeuser Co., senior note, 7.375%,10/01/19            United States    1,200,000             1,256,197
                                                                                                     ------------
                                                                                                       19,570,452
                                                                                                     ------------
       Media 6.8%
   (a) Cablevision Systems Corp., senior note, 144A,
          8.625%, 9/15/17                                        United States    1,000,000             1,046,250
   (a) CCH II LLC/CCH II Capital Corp., senior note,
          144A, 13.50%, 11/30/16                                 United States    2,933,512             3,439,543
   (a) Clear Channel Worldwide Holdings Inc., senior
          note, 144A, 9.25%, 12/15/17                            United States    1,000,000             1,033,000
   (a) CSC Holdings Inc., senior note, 144A, 8.50%,
          4/15/14                                                United States    1,000,000             1,070,000
(e, f) Dex Media West Finance, senior sub. note,
          9.875%, 8/15/13                                        United States    4,000,000             1,270,000
       EchoStar DBS Corp., senior note, 6.375%,10/01/11          United States    2,000,000             2,070,000
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13                                         United States    1,000,000             1,002,500
          C, 6.625%, 8/15/15                                     United States    2,000,000             1,930,000
       LIN Television Corp., senior sub. note, 6.50%,
          5/15/13                                                United States    2,000,000             1,940,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16             Canada        2,500,000             2,506,250
   (f) Radio One Inc., senior sub. note, B, 8.875%,
          7/01/11                                                United States    2,000,000             1,672,500
   (a) Sinclair Television Group Inc., senior secured
          note, 144A, 9.25%, 11/01/17                            United States    1,600,000             1,672,000
   (a) UPC Germany GmbH, senior note, 144A, 9.625%,
          12/01/19                                                  Germany         400,000    EUR        581,169
   (a) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18         Netherlands       400,000               409,460
   (a) WMG Acquisition Corp., senior secured note, 144A,
          9.50%,
          6/15/16                                                United States    2,000,000             2,152,500
                                                                                                     ------------
                                                                                                       23,795,172
                                                                                                     ------------
       Pharmaceuticals, Biotechnology & Life Sciences 0.3%
   (a) Talecris Biotherapeutics Holdings Corp., senior
          note, 144A, 7.75%, 11/15/16                            United States    1,100,000             1,122,000
                                                                                                     ------------
       Real Estate 2.0%
       Duke Realty LP, senior note, 7.375%, 2/15/15              United States    1,600,000             1,689,123
   (a) FelCor Lodging Trust Inc., senior secured note,
          144A, 10.00%, 10/01/14                                 United States    2,000,000             2,027,500
       Forest City Enterprises Inc., senior note, 7.625%,
          6/01/15                                                United States    1,200,000             1,080,000
       Simon Property Group LP, senior note, 6.75%, 5/15/14      United States    2,000,000             2,133,372
                                                                                                     ------------
                                                                                                        6,929,995
                                                                                                     ------------
       Retailing 0.6%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14       United States    2,000,000             2,080,000
                                                                                                     ------------
       Semiconductors & Semiconductor Equipment 0.6%
   (a) Advanced Micro Devices Inc., senior note, 144A,
          8.125%, 12/15/17                                       United States      400,000               400,500
       Freescale Semiconductor Inc., senior note, 8.875%,
          12/15/14                                               United States    2,000,000             1,845,000
                                                                                                     ------------
                                                                                                        2,245,500
                                                                                                     ------------
       Software & Services 0.9%
       SunGard Data Systems Inc., senior note, 9.125%,
          8/15/13                                                United States    3,000,000             3,090,000
                                                                                                     ------------

Franklin Templeton Limited Duration Income Trust

       TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
       Jabil Circuit Inc., senior note, 7.75%, 7/15/16           United States    1,000,000          $  1,055,000
       Sanmina-SCI Corp.,
(a, c)    senior note, 144A, FRN, 3.004%, 6/15/14                United States    1,000,000               922,500
          senior sub. note, 6.75%, 3/01/13                       United States    1,000,000               991,250
   (a) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16           United States      400,000               420,000
                                                                                                     ------------
                                                                                                        3,388,750
                                                                                                     ------------
       TELECOMMUNICATION SERVICES 4.6%
   (a) CC Holdings GS V LLC, senior secured note, 144A,
          7.75%, 5/01/17                                         United States      400,000               428,000
       Crown Castle International Corp., senior note, 9.00%,
          1/15/15                                                United States    1,500,000             1,605,000
   (a) Digicel Group Ltd., senior note, 144A, 8.875%,1/15/15        Jamaica       2,000,000             1,967,500
       Intelsat Subsidiary Holding Co. Ltd., senior note,
          8.50%, 1/15/13                                            Bermuda       2,500,000             2,562,500
   (a)  144A, 8.875%, 1/15/15                                       Bermuda         500,000               517,500
       MetroPCS Wireless Inc., senior note, 9.25%,11/01/14       United States    2,000,000             2,035,000
       Millicom International Cellular SA, senior note,
          10.00%, 12/01/13                                        Luxembourg      1,500,000             1,560,000
       Qwest Communications International Inc., senior note,
          B, 7.50%, 2/15/14                                      United States    2,000,000             2,017,500
       Qwest Corp., senior note, 8.375%, 5/01/16                 United States      400,000               431,000
   (a) Wind Acquisition Finance SA, senior note, 144A,
          10.75%, 12/01/15                                           Italy        2,500,000             2,687,500
(a, d) Wind Acquisition Holding, senior note, 144A, PIK,
          12.25%, 7/15/17                                            Italy          400,000    EUR        547,291
                                                                                                     ------------
                                                                                                       16,358,791
                                                                                                     ------------
       TRANSPORTATION 0.5%
   (a) Ceva Group PLC, senior secured note, 144A,
          10.00%, 9/01/14                                       United Kingdom      800,000               752,392
          11.625%, 10/01/16                                     United Kingdom      500,000               515,625
   (a) Delta Air Lines Inc., senior secured note, 144A,
          9.50%, 9/15/14                                         United States      600,000               627,000
                                                                                                     ------------
                                                                                                        1,895,017
                                                                                                     ------------
       UTILITIES 3.3%
       Ameren Corp., senior note, 8.875%, 5/15/14                United States    2,000,000             2,248,498
       Dynegy Holdings Inc., senior note, 7.50%, 6/01/15         United States    2,000,000             1,880,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13   United States    2,000,000             1,987,500
       NRG Energy Inc., senior note, 7.25%, 2/01/14              United States    3,000,000             3,045,000
       Texas Competitive Electric Holdings Co. LLC, senior
          note, A, 10.25%,11/01/15                               United States    3,000,000             2,445,000
                                                                                                     ------------
                                                                                                       11,605,998
                                                                                                     ------------
       TOTAL CORPORATE BONDS (COST $196,852,802)                                                      202,670,021
                                                                                                     ------------
       MORTGAGE-BACKED SECURITIES 27.1 %
   (c) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
          RATE 0.3%
       FHLMC, 4.202%, 5/01/34                                    United States      867,491               903,036
                                                                                                     ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE
          11.1%
   (g) FHLMC Gold 15 Year, 4.50%,1/01/25                         United States    2,160,000             2,220,074
   (g) FHLMC Gold 15 Year, 5.00%,1/01/25                         United States    4,590,000             4,798,703
       FHLMC Gold 15 Year, 5.50%, 7/01/19                        United States      166,637               177,620
   (g) FHLMC Gold 15 Year, 6.00%,1/01/25                         United States      870,000               928,181
   (g) FHLMC Gold 30 Year, 5.00%, 1/01/40                        United States    5,025,000             5,152,982
   (g) FHLMC Gold 30 Year, 5.50%, 1/01/40                        United States    7,500,000             7,857,420
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/33             United States    2,620,517             2,806,362
   (g) FHLMC Gold 30 Year, 6.00%, 1/01/40                        United States    9,660,000            10,244,130
   (g) FHLMC Gold 30 Year, 6.50%, 1/01/40                        United States    2,211,000             2,366,807
       FHLMC Gold 30 Year, 7.00%, 9/01/27                        United States      632,895               705,971
       FHLMC Gold 30 Year, 8.00%, 1/01/31                        United States      126,040               144,455
       FHLMC Gold 30 Year, 8.50%, 7/01/31                        United States    1,413,926             1,637,777
                                                                                                     ------------
                                                                                                       39,040,482
                                                                                                     ------------
   (c) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
       ADJUSTABLE RATE 0.4%
       FNMA, 2.315%, 7/01/34                                     United States    1,414,435             1,443,392
       FNMA, 5.942%, 6/01/32                                     United States       49,835                53,237
                                                                                                     ------------
                                                                                                        1,496,629
                                                                                                     ------------

Franklin Templeton Limited Duration Income Trust

       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED
          RATE 12.9%
   (g) FNMA 15 Year, 5.00%, 1/01/25                              United States    1,170,000          $  1,222,833
       FNMA 15 Year, 5.50%, 7/01/20 - 9/01/22                    United States    2,674,934             2,852,358
   (g) FNMA 15 Year, 6.00%, 1/01/25                              United States    1,650,000             1,760,344
       FNMA 15 Year, 6.50%, 7/01/20                              United States      125,167               134,113
   (g) FNMA 30 Year, 4.50%, 1/01/40                              United States    1,540,000             1,537,594
   (g) FNMA 30 Year, 5.00%, 1/01/40                              United States   17,305,000            17,759,256
   (g) FNMA 30 Year, 5.50%, 1/01/40                              United States    4,798,000             5,022,906
       FNMA 30 Year, 6.00%, 4/01/33                              United States      735,801               786,502
   (g) FNMA 30 Year, 6.00%, 1/01/40                              United States    9,860,000            10,443,899
   (g) FNMA 30 Year, 6.50%, 8/01/32 - 1/01/40                    United States    2,618,875             2,815,319
       FNMA 30 Year, 7.00%, 9/01/18                              United States      213,224               237,239
       FNMA 30 Year, 8.00%, 10/01/29                             United States      190,782               218,453
       FNMA 30 Year, 8.50%, 8/01/26                              United States      302,209               348,608
                                                                                                     ------------
                                                                                                       45,139,424
                                                                                                     ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
          RATE 2.4%
   (g) GNMA I SF 30 Year, 5.50%,1/01/40                          United States    5,910,000             6,191,647
       GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33              United States    1,482,104             1,597,175
       GNMA II SF 30 Year, 7.00%,1/20/24 -1/20/29                United States      175,255               194,212
       GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32              United States      341,665               391,710
                                                                                                     ------------
                                                                                                        8,374,744
                                                                                                     ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $95,111,602)                                             94,954,315
                                                                                                     ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-
          BACKED SECURITIES 10.3%
       BANKS 7.2%
(a, c) Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.534%,
          7/20/19                                               Cayman Islands      876,578               807,053
       Banc of America Commercial Mortgage Inc., 2005-3, A2,
          4.501 %, 7/10/43                                       United States    4,281,428             4,286,575
       Citigroup Commercial Mortgage Trust,
   (c)    2007-C6, AM, FRN, 5.70%, 6/10/17                       United States      320,000               215,391
          2008-C7, M, 6.095%, 12/10/49                           United States      700,000               630,298
   (c) Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2005-CD1,
          A3, FRN, 5.400%, 7/15/44                               United States    3,000,000             3,021,377
          A4, FRN, 5.224%, 7/15/44                               United States      400,000               399,909
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36                          United States    1,605,000             1,631,015
          2005-GG5, A5, 5.224%, 4/10/37                          United States      500,000               474,506
       GS Mortgage Securities Corp. II, 2003-C 1, A3,
          4.608%, 1/10/40                                        United States      400,000               406,718
       LB-UBS Commercial Mortgage Trust,
   (c)    2002-C2, M, FRN, 5.594%, 6/15/31                       United States    2,000,000             2,093,494
          2005-C1, A2, 4.31 %, 2/15/30                           United States      852,154               853,198
          2005-C5, M, 4.954%, 9/15/30                            United States    6,000,000             5,823,352
          2006-C1, M, 5.156%, 2/15/31                            United States    2,800,000             2,715,241
   (c) Merrili Lynch Mortgage Investors Trust, 2003-0PT1,
          B2, FRN, 3.87%, 7/25/34                                United States      127,009                10,467
   (c) Morgan Stanley ABS Capital I Inc. Trust,
          2003-HE3, B1, FRN, 4.42%,10/25/33                      United States      693,999               154,614
          2003-NC10, B1, FRN, 5.20%, 10/25/33                    United States      523,157                72,433
(a, c) Schilier Park CLO Ltd., 2007-1A, A2, 144A, FRN,
          0.522%, 4/25/21                                        United States    1,700,000             1,520,795
                                                                                                     ------------
                                                                                                       25,116,436
                                                                                                     ------------
       DIVERSIFIED FINANCIALS 3.1 %
   (c) Advanta Business Card Master Trust, 2007-A4, A4,
          FRN, 0.263%, 4/22/13                                   United States      658,811               626,170
   (c) Argent Securities Inc., 2003-W5, M4, FRN,
          4.85%,10/25/33                                         United States    1,065,052               366,296
   (c) Chase Funding Mortgage Loan Asset-Backed Certificates,
          2004-2, 2A2, FRN, 5.60%, 2/25/35                       United States    1,259,941               901,972
   (c) GSAMP Trust, 2003-AHL, B1, FRN, 5.12%,10/25/33            United States    1,243,595               304,492
       JPMorgan Chase Commercial Mortgage Securities Corp.,
          2005-LDP2, AM, 4.78%, 7/15/42                          United States      200,000               159,712
   (c)    2005-LDP5, A4, FRN, 5.179%,12/15/44                    United States    1,000,000               991,526

Franklin Templeton Limited Duration Income Trust

   (c) MBNA Credit Card Master Note Trust, 2005-A11, A11,
          FRN, 0.313%, 5/15/13                                   United States    4,000,000          $  3,969,925
   (c) MBNA Master Credit Card Trust II, 1997-B, A, FRN,
          0.393%, 8/15/14                                        United States    3,000,000             2,941,605
   (c) Morgan Stanley Dean Witter Capital I, 2003-NC3,
          B1, FRN, 4.45%, 3/25/33                                United States      611,179                49,394
(c, h) NewCentury Home Equity Loan Trust, 2003-2, M3,
          FRN, 5.794%, 1/25/33                                   United States      658,853                23,814
   (c) Option One Mortgage Loan Trust, 2003-6, M5, FRN,
          5.233%, 11/25/33                                       United States      835,680               300,441
   (c) Specialty Underwriting & Residential Finance,
          2003-BC4, B2, FRN, 3.80%, 11/25/34                     United States      282,157                84,578
   (c) Structured Asset Investment Loan Trust,
          2003-BC2, M3, FRN, 8.57%, 4/25/33                      United States       13,987                   705
          2003-BC13, M4, FRN, 3.868%, 11/25/33                   United States      136,390                84,026
                                                                                                     ------------
                                                                                                       10,804,656
                                                                                                     ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $39,722,535)      35,921,092
                                                                                                     ------------
   (c) SENIOR FLOATING RATE INTERESTS 48.5%
       Automobiles & Components 1.0%
       Federal-Mogul Corp., Term Loan B, 2.168%, 12/27/14        United States    2,095,091             1,765,114
       United Components Inc., Term Loan D, 2.25%, 6/29/12       United States    2,000,000             1,852,500
                                                                                                     ------------
                                                                                                        3,617,614
                                                                                                     ------------
       CAPITAL Goods 4.8%
       Ashtead Group PLC, Term Loan, 2.063%, 8/31/11            United Kingdom      912,000               886,920
       Baldor Electric Co., Term Loan B, 5.25%,1/31/14           United States      547,058               547,514
       BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14            United States    1,201,559             1,210,570
       Goodman Global Holdings Co. Inc., Term Loan B,
          6.25%, 2/13/14                                         United States    2,084,500             2,090,581
       Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14          United States    1,591,500             1,547,734
   (g) 0shkosh Truck Corp., Term Loan B, 6.26% - 6.29%,
          12/06/13                                               United States    1,945,193             1,947,382
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.50%, 7/22/13                United States      992,327               921,210
          Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13       United States    3,000,000             2,833,125
       Sensus Metering Systems Inc., Term Loan B-3, 7.00%,
          6/17/13                                                United States    1,061,555             1,065,535
       Spirit Aerosystems Inc. (Onex Wind Finance LP),
          Term B-1 Loan, 2.034%, 12/31/11                        United States    1,244,160             1,213,056
       TriMas Co. LLC,
          Term Loan B, 6.00%, 12/15/15                           United States    1,535,081             1,446,814
          Tranche B-1 L/C, 6.00%, 8/02/11                        United States      366,149               345,096
       URS Corp., Term Loan B, 2.481 % - 2.54%, 5/15/13          United States      892,742               877,398
                                                                                                     ------------
                                                                                                       16,932,935
                                                                                                     ------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.3%
       ARAMARK Corp.,
          Synthetic L/C, 2.113%,1/26/14                          United States      271,357               257,959
          Term Loan B, 2.126%, 1/26/14                           United States    4,126,169             3,922,439
       JohnsonDiversey Inc., Tranche B Dollar Term Loan,
          5.50%, 11/24/15                                        United States      416,860               420,768
       Language Line LLC, Term Loan B, 5.50%,11/04/15            United States      500,000               498,125
       Nielsen Finance LLC (VNU Inc.), Class A Term Loan,
          2.235%, 8/09/13                                        United States    2,666,951             2,501,934
       West Corp.,
          Term Loan B-2, 2.606% - 2.609%, 10/24/13               United States      179,973               170,074
          Term Loan B-4, 4.106% - 4.109%, 7/15/16                United States      261,418               250,570
                                                                                                     ------------
                                                                                                        8,021,869
                                                                                                     ------------
       CONSUMER DURABLES & APPAREL 1.0%
       Jarden Corp.,
          Term Loan B2, 2.001%, 1/24/12                          United States    1,075,840             1,040,876
          Term Loan B4, 3.501%, 1/26/15                          United States    1,224,998             1,215,504

Franklin Templeton Limited Duration Income Trust

       Jostens IH Corp. (Visant Holding Corp.), Term Loan
          C, 2.235%, 10/04/11                                    United States    1,350,000          $  1,322,663
                                                                                                     ------------
                                                                                                        3,579,043
                                                                                                     ------------
       CONSUMER SERVICES 5.0%
       Affinion Group Inc., Term Loan B, 2.731%, 10/17/12        United States    2,970,687             2,790,218
       Education Management LLC, Term Loan C, 2.063%,
          6/01/13                                                United States    2,414,666             2,273,307
       Harrah's Operating Co. Inc., Term Loan B-4, 9.50%,
          10/31/16                                               United States    2,000,000             1,994,376
       Laureate Education Inc.,
          Closing Date Term Loan, 3.532%, 8/18/14                United States    1,989,445             1,781,797
          Delayed Draw Term Loan, 3.532%, 8/18/14                United States      292,676               262,128
          Term Loan B, 7.00%, 8/18/14                            United States    1,097,250             1,069,819
       Penn National Gaming Inc., Term Loan B, 1.98% -
          2.03%, 10/03/12                                        United States    2,574,499             2,499,274
       Universal City Development Partners Ltd., Term
          Loan, 6.50%, 11/06/14                                  United States    1,000,000             1,005,250
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 4.76%, 5/25/12                               Macau          666,374               632,888
          New Project Term Loans, 4.76%, 5/25/13                     Macau        2,484,442             2,359,598
          Term Loan B, 4.76%, 5/25/13                                Macau          889,935               845,216
                                                                                                     ------------
                                                                                                       17,513,871
                                                                                                     ------------
       ENERGY 0.8%
       Dresser Inc., Term Loan B, 2.521%, 5/04/14                United States    1,552,923             1,451,705
   (g) Targa Resources Inc., 6.25%, 7/05/16                      United States    1,460,000             1,465,475
                                                                                                     ------------
                                                                                                        2,917,180
                                                                                                     ------------
       Food & STAPLES RETAILING 0.9%
       Rite Aid Corp., Tranche 3 Term Loan, 6.00%, 6/04/14       United States    1,989,567             1,872,183
       Wm. Wrigley Jr. Co.,
          Term Loan B1, 3.063%, 12/17/12                         United States      514,460               514,965
          Term Loan B2, 3.313%, 10/06/14                         United States      720,245               722,132
                                                                                                     ------------
                                                                                                        3,109,280
                                                                                                     ------------
       FOOD, BEVERAGE & TOBACCO 0.5%
       Dean Foods Co., Term Loan B, 1.615% - 1.635%,
          4/02/14                                                United States    1,734,997             1,657,542
                                                                                                     ------------
       HEALTH CARE EQUIPMENT & SERVICES 6.3%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.501%, 4/28/15                United States      323,150               308,508
          Parent Term Loan, 3.501%, 4/28/15                      United States    1,330,702             1,270,405
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.506%, 7/25/14                United States      122,735               116,019
          Term Loan, 2.506%, 7/25/14                             United States    2,400,503             2,269,143
       DaVita Inc., Term Loan B-1, 1.74% -1.79%, 10/05/12        United States    3,717,434             3,617,271
       DJO Finance LLC, Term Loan B, 3.231%, 5/20/14             United States    1,352,464             1,278,924
       Fresenius Medical Care Holdings Inc., Term Loan B,
          1.626% - 1.659%, 3/31/13                                  Germany       1,481,378             1,428,048
       Fresenius SE,
          Term Loan B1, 6.75%, 9/10/14                              Germany         479,622               483,476
          Term Loan B2, 6.75%, 9/10/14                              Germany         258,378               260,454
       HCA Inc., Term Loan B-1, 2.501%, 11/18/13                 United States    4,074,731             3,900,027
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 2.231%, 3/14/14                United States      472,974               442,112
          Initial Term Loan, 2.231%, 3/14/14                     United States    1,366,670             1,277,495
          Synthetic L/C, 2.293%, 3/14/14                         United States      128,047               119,692
       LifePoint Hospitals Inc., Term Loan B, 1.887%,
          4/15/12                                                United States    1,980,324             1,923,801
       Psychiatric Solutions Inc., Term Loan, 2.006% -
          2.034%, 7/01/12                                        United States      915,722               869,478
       Team Finance LLC, Term Loan B, 2.251% - 2.267%,
          11/23/12                                               United States      987,133               940,245
       Vanguard Health Holding Co. II LLC, Replacement
          Term Loan, 2.481%, 9/23/11                             United States    1,560,447             1,533,529
                                                                                                     ------------
                                                                                                       22,038,627
                                                                                                     ------------
       INSURANCE 0.5%
       Conseco Inc., Term Loan, 7.50%, 10/10/13                  United States    1,646,835             1,563,121
                                                                                                     ------------

Franklin Templeton Limited Duration Income Trust

       MATERIALS 7.2%
       Anchor Glass Container Corp., Term Loan, 6.75%,
          6/20/14                                                United States    1,389,363          $  1,393,994
       Celanese U.S. Holdings LLC, Dollar Term Loan,
          2.037%, 4/02/14                                        United States    2,939,623             2,795,908
       Domtar Corp., Term Loan, 1.608%, 3/07/14                  United States      547,155               534,912
       Georgia-Pacific LLC,
          Additional Term Loan, 2.231 % - 2.251%, 12/20/12       United States      766,980               742,820
          Term Loan B, 2.251% - 2.256%, 12/20/12                 United States      734,502               711,365
          Term Loan C, 3.481% - 3.506%, 12/23/14                 United States      930,573               928,479
       Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14      United States    1,992,475             2,010,186
       Hexion Specialty Chemicals BV, Term Loan C-2,
          2.563%, 5/03/13                                         Netherlands       690,753               604,409
       Hexion Specialty Chemicals Inc., Term Loan C-1,
          2.563%, 5/03/13                                        United States    3,188,082             2,789,572
       Huntsman International LLC, Term Loan B, 1.981%,
          4/21/14                                                United States    2,283,616             2,164,542
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                              United States      995,000             1,010,671
          Tranche C Term Loan, 1.985%, 5/13/16                   United States      800,000               775,666
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 2.283%, 5/08/14                United States      271,706               257,895
          Term Loan B, 2.234% - 3.75%,5/08/14                    United States    2,839,443             2,695,105
       Reynolds Consumer Products Holdings Inc., Term
          Loan, 6.25%, 11/05/15                                  United States    1,000,000             1,007,500
       Rockwood Specialties Group Inc., Term Loan H,
          6.00%, 5/15/14                                         United States    1,797,500             1,819,969
       Univar Inc., Opco Tranche B Term Loan,
          3.231%, 10/10/14                                       United States    3,206,817             2,971,651
                                                                                                     ------------
                                                                                                       25,214,644
                                                                                                     ------------
       MEDIA 8.4%
       CSC Holdings Inc. (Cablevision), Incremental Term
          Loan B-2, 2.004% - 2.046%, 3/29/16                     United States      770,000               754,760
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14          United States    3,891,620             3,606,236
       DIRECTV Holdings LLC,
          Term Loan B, 1.731 %, 4/13/13                          United States      994,792               973,497
          Term Loan C, 5.25%, 4/13/13                            United States      997,468             1,000,586
       Discovery Communications Inc.,
          Term Loan B, 2.251 %, 5/14/14                          United States      497,449               486,567
          Term Loan C, 5.25%, 5/14/14                            United States      893,250               903,857
       Entravision Communications Corp., Term Loan B,
          5.54%, 3/29/13                                         United States    2,249,383             2,165,031
       Gray Television Inc., Term Loan B, 3.74% -
          3.79%,12/31/14                                         United States    1,546,898             1,352,891
       Insight Midwest Holdings, Term Loan B, 2.29%,
          4/02/14                                                United States    2,160,000             2,063,958
       MCC Iowa,
          Term Loan E, 6.50%, 1/03/16                            United States      886,500               895,919
          Tranche D-1 Term Loan, 1.97%, 1/31/15                  United States      492,177               458,586
          Tranche D-2 Term Loan, 1.97%, 1/31/15                  United States       57,230                53,324
       Mission Broadcasting Inc., Term Loan B,
          5.00%,10/01/12                                         United States      965,536               907,604
       Newsday LLC, Floating Rate Term Loan, 6.534%,
          8/01/13                                                United States    2,400,000             2,421,000
       Nexstar Broadcasting Inc., Term Loan B,
          5.00%,10/01/12                                         United States      912,800               858,032
       Regal Cinemas Corp., Term Loan, 4.001 %, 10/27/13         United States    3,076,148             3,071,664
       Univision Communications Inc., Initial Term Loan,
          2.501 %, 9/29/14                                       United States    3,000,000             2,617,500
       UPC Financing Partnership,
          Term Loan N, 1.985%, 12/31/14                           Netherlands     2,897,847             2,722,165
          Term Loan T, 3.735%, 12/31/16                           Netherlands     2,272,153             2,212,793
                                                                                                     ------------
                                                                                                       29,525,970
                                                                                                     ------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.6%
       Life Technologies Corp., Term Loan B, 5.25%,11/21/15      United States      514,000               518,069
       Warner Chilcott Co. LLC,
          Term Loan A, 5.50%, 10/30/14                           United States      576,271               578,203
          Term Loan B2, 5.75%, 4/30/15                           United States      633,898               636,024
       Warner Chilcott Corp.,
   (g)    Additional Term Loan, 5.75%, 4/30/15                   United States      201,695               202,073
          Term Loan B1, 5.75%, 4/30/15                           United States      288,136               289,102
                                                                                                     ------------
                                                                                                        2,223,471
                                                                                                     ------------
       REAL ESTATE 0.2%
       CB Richard Ellis Services Inc., Term Loan B, 6.00%
           - 6.25%, 12/20/13                                     United States      801,674               766,935
                                                                                                     ------------

Franklin Templeton Limited Duration Income Trust

       RETAILING 0.9%
       Dollar General Corp., Tranche B-1 Term Loan, 2.981% -
          3.031 %, 7/07/14                                       United States    1,992,494          $  1,929,730
   (g) Pilot Travel Centers LLC, Term Loan B, 5.50%,
          12/15/15                                               United States    1,000,000             1,007,745
                                                                                                     ------------
                                                                                                        2,937,475
                                                                                                     ------------
       SOFTWARE & SERVICES 3.2%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.231% - 2.234%, 3/20/13         United States    1,739,250             1,729,825
          Term Loan B, 2.231%, 3/20/13                           United States      480,000               477,399
       Emdeon Business Services LLC, First Lien Term Loan,
          2.26%, 11/16/13                                        United States    2,019,094             1,933,283
       Fidelity National Information Services Inc., Tranche C
          Term Loan, 4.481%,1/18/12                              United States      240,423               240,723
       First Data Corp., Term Loan B-2, 2.999% - 3.001%,
          9/24/14                                                United States    2,440,057             2,177,141
       Metavante Corp., Term Loan B, 3.531%, 11/01/14            United States      877,215               871,732
       Rovi Corp., Term Loan B, 6.00%, 5/02/13                   United States      471,018               473,373
       SunGard Data Systems Inc.,
          Tranche A U.S. Term Loan, 1.985%, 2/28/14              United States      119,241               113,074
          Tranche B U.S. Term Loan, 3.869% - 3.90%, 2/28/16      United States    3,353,053             3,279,285
                                                                                                     ------------
                                                                                                       11,295,835
                                                                                                     ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
       CommScope Inc., Term Loan B, 2.731% - 2.751%,
          12/26/14                                               United States      982,849               959,200
       Flextronics International USA Inc.,
          Term Loan A, 2.484% - 2.54%, 10/01/14                  United States    1,822,339             1,694,396
          Term Loan A-1, 2.534%,10/01/14                         United States      523,661               486,896
       Itron Inc., Dollar Term Loan, 3.99%, 4/18/14              United States    1,299,076             1,291,275
                                                                                                     ------------
                                                                                                        4,431,767
                                                                                                     ------------
       TELECOMMUNICATION SERVICES 1.8%
       Intelsat Corp. (Panamsat),
          Tranche B-2-A, 2.735%, 1/03/14                         United States    1,271,686             1,201,545
          Tranche B-2-B, 2.735%, 1/03/14                         United States    1,271,298             1,201,178
          Tranche B-2-C, 2.735%, 1/03/14                         United States    1,271,298             1,201,178
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                  United States      830,177               837,442
       Windstream Corp., Tranche B-2 Term Loan, 3.04%,
          12/17/15                                               United States    1,997,465             1,952,880
                                                                                                     ------------
                                                                                                        6,394,223
                                                                                                     ------------
       UTILITIES 1.8%
       Dynegy Holdings Inc.,
          Term LlC Facility, 3.99%, 4/02/13                      United States    1,797,879             1,727,461
          Term Loan B, 3.99%, 4/02/13                            United States       24,056                23,114
       NRG Energy Inc.,
          Credit Link, 2.001%, 2/01/13                           United States      819,782               781,970
          Term Loan, 1.981% - 2.001%, 2/01/13                    United States    1,393,528             1,329,251
       Texas Competitive Electric Holdings Co. LLC, Term Loan
          B-2, 3.735% - 3.751%, 10/10/14                         United States    2,937,538             2,399,601
                                                                                                     ------------
                                                                                                        6,261,397
                                                                                                     ------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST
          $168,756,906)                                                                               170,002,799
                                                                                                     ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.1%
(c, i) Government of Argentina, senior bond, FRN, 0.943%,
          8/03/12                                                  Argentina      3,950,000             1,360,775
       Government of Malaysia,
          3.756%, 4/28/11                                          Malaysia       5,860,000    MYR      1,741,871
          3.833%, 9/28/11                                          Malaysia       6,800,000    MYR      2,028,104
       Government of Mexico, M 20, 10.00%, 12/05/24                 Mexico          341,000(j) MXN      2,995,618
       Government of Sweden, 5.25%, 3/15/11                         Sweden       19,400,000    SEK      2,866,145
                                                                                                     ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST
          $10,934,368)                                                                                 10,992,513
                                                                                                     ------------
       Total Investments BEFORE SHORT TERM INVESTMENTS (COST
          $511,616,063)                                                                               514,982,395
                                                                                                     ------------

Franklin Templeton Limited Duration Income Trust

SHORT TERM INVESTMENTS (COST $5,561,617) 1.6%

                                                                                   SHARES
                                                                                 ----------
       MONEY MARKET FUNDS 1.6%
   (k) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                       United States    5,561,617          $  5,561,617
                                                                                                     ------------
       TOTAL INVESTMENTS (COST $517,177,680) 148.5%                                                   520,544,012
       PREFERRED SHARES (25.7)%                                                                       (90,000,000)
       OTHER ASSETS, LESS LIABILITIES (22.8)%                                                         (79,930,902)
                                                                                                     ------------
       NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                 $350,613,110
                                                                                                     ============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $71,018,921, representing 20.26% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The coupon rate shown represents the rate at period end.

(d)  Income may be received in additional securities and/or cash.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f)  See Note 5 regarding other considerations.

(g) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(h) The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

(i) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(j)  Principal amount is stated in 100 Mexican Peso Units.

(k) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Limited Duration Income Trust

At December 31 , 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                    CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
Currency       COUNTERPARTY   TYPE     QUANTITY      AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------       ------------   ----   -----------   ----------   ----------   ------------   ------------
Euro           DBAB           Sell       390,608   $  583,764     5/20/10      $ 24,822       $     --
Euro           DBAB           Sell     2,080,000    2,982,720     9/01/10         8,327             --
Mexican Peso   DBAB           Sell    19,690,812    1,412,439     9/01/10            --        (47,106)
Japanese Yen   JPHQ           Sell   180,180,000    2,000,000    11/02/10        53,650             --
Japanese Yen   BZWS           Sell   171,860,000    2,000,000    12/02/10       141,682             --
Euro           DBAB           Sell       389,500      567,852    12/15/10        11,214             --
                                                                               --------       --------
   Unrealized appreciation
      (depreciation)                                                            239,695        (47,106)
                                                                               --------       --------
      Net unrealized appreciation
         (depreciation)                                                        $192,589
                                                                               ========

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

ABBREVIATIONS

COUNTERPARTY

BZWS Barclays Bank PLC
DBAB Deutsche Bank AG
JPHQ JP Morgan Chase & Co.

CURRENCY

EUR Euro
MXN Mexican Peso
MYR Malaysian Ringgit
SEK Swedish Krona

SELECTED PORTFOLIO

CLO   Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GNMA  Government National Mortgage Association
LlC   Letter of Credit
PIK   Payment-In-Kind
SF    Single Family

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $518,258,802
                                             ============
Unrealized appreciation                      $ 20,872,127
Unrealized depreciation                       (18,586,917)
                                             ------------
Net unrealized appreciation (depreciation)   $  2,285,210
                                             ============

5. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                   LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
                                                 ----------   ------------   -----------   ------------
Assets:
   Investments in Securities:
      Equity Investments                         $       --   $    441,655   $        --   $    441,655
      Corporate Bonds                                    --    202,670,021            --    202,670,021
      Mortgage-Backed Securities                         --     94,954,315            --     94,954,315
      Asset-Backed Securities and
         Commercial Mortgage-Backed Securities           --     35,921,092            --     35,921,092
      Senior Floating Rate Interests                     --    170,002,799            --    170,002,799
      Foreign Government and Agency Securities           --     10,992,513            --     10,992,513
      Short Term Investments                      5,561,617             --            --      5,561,617
                                                 ----------   ------------   -----------   ------------
   Total Investments in Securities(a)            $5,561,617   $514,982,395   $        --   $520,544,012
                                                 ==========   ============   ===========   ============
   Forward Exchange Contracts                            --        239,695            --        239,695
LIABILITIES:
   Forward Exchange Contracts                            --         47,106            --         47,106

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22,2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST


By /s/LAURA F. FERGERSON
  ---------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010


By /s/GASTON GARDEY
  -----------------------------
      Gaston Gardey
      Chief Financial Officer and
      Chief Accounting Officer
Date February 25, 2010